Inventories	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Inventories
12. Inventories

Inventories are valued at the lower of weighted average cost and net realisable value. Cost comprises direct costs and, where appropriate, a proportion of attributable production overheads. Net realisable value is the estimated selling price less the estimated costs necessary to make the sale.

	€ million	€ million
Inventories	2021	2020
Raw materials and consumables	1,598	1,523
Finished goods and goods for resale	3,393	3,223
Total inventories	4,991	4,746
Provision for inventories	(308)	(284)
	4,683	4,462

	€ million	€ million
Provision for inventories	2021	2020
1 January	284	288
Charge to income statement	65	116
Reduction/(releases)	(56)	(97)
Currency translations	9	(26)
Others(a)	6	3
31 December	308	284
(a)Others include the amount relating to the acquisition/disposal of businesses and transfers.
Inventories with a value of €163 million (2020: €204 million) are carried at net realisable value, this being lower than cost. During 2021, a total expense of €281 million (2020: €381 million) was recognised in the income statement for inventory write-downs and losses.
In 2021, inventory of €258 million related to ekaterra has been reclassified to assets held for sale, refer to note 22 for further details.